EMPLOYEE BENEFITS - Assumptions (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.80%	3.70%
Rate of compensation increase	0.70%	0.70%
Other	100.00%	100.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	$ (2,518)
Accrued benefit obligations	2,406
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Accrued benefit obligations	629
Accrued benefit obligations	$ (636)